Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2025
Offsetting Financial Assets And Financial Liabilities [Abstract]
Offsetting financial assets and financial liabilities	Offsetting financial assets and financial liabilities
The Group reports financial assets and financial liabilities on a net basis on the balance sheet, only if there is a legally enforceable right to set-off the recognised amounts, and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:
•All financial assets and liabilities that are reported net on the balance sheet
•All derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[3]	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2025
Derivative financial assets	291,146	(42,571)	248,575	(194,743)	(43,404)	10,428	3,884	252,459
Reverse repurchase agreements and other similar secured lending[5]	779,674	(630,480)	149,194	—	(148,845)	349	916	150,110
Total assets	1,070,820	(673,051)	397,769	(194,743)	(192,249)	10,777	4,800	402,569
Derivative financial liabilities	(278,718)	43,257	(235,461)	194,743	28,546	(12,172)	(5,347)	(240,808)
Repurchase agreements and other similar secured borrowing[5]	(802,164)	630,480	(171,684)	—	171,684	—	(11,938)	(183,622)
Total liabilities	(1,080,882)	673,737	(407,145)	194,743	200,230	(12,172)	(17,285)	(424,430)

As at 31 December 2024
Derivative financial assets	334,885	(47,207)	287,678	(230,434)	(43,270)	13,974	5,852	293,530
Reverse repurchase agreements and other similar secured lending[5]	701,482	(556,373)	145,109	—	(144,670)	439	1,398	146,507
Total assets	1,036,367	(603,580)	432,787	(230,434)	(187,940)	14,413	7,250	440,037
Derivative financial liabilities	(318,897)	46,040	(272,857)	230,434	27,677	(14,746)	(6,558)	(279,415)
Repurchase agreements and other similar secured borrowing[5]	(731,622)	556,373	(175,249)	—	175,249	—	(19,772)	(195,021)
Total liabilities	(1,050,519)	602,413	(448,106)	230,434	202,926	(14,746)	(26,330)	(474,436)
Notes:
1Amounts offset for derivative financial assets additionally includes cash collateral netted of £6,086m (2024: £5,126m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £5,400m (2024: £6,293m). Settlements assets and liabilities have been offset amounting to £38,196m (2024:
£25,133m).
2Financial collateral of £43,404m (2024: £43,270m) was received in respect of derivative assets, including £30,758m (2024: £30,637m) of cash collateral and
£12,646m (2024: £12,633m) of non-cash collateral. Financial collateral of £28,546m (2024: £27,677m) was placed in respect of derivative liabilities, including
£23,369m (2024: £23,126m) of cash collateral and £5,177m (2024: £4,551m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure, so as to not include overcollateralisation.
3This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4The balance sheet total is the sum of ‘Net amounts reported on the balance sheet that are subject to enforceable netting arrangements' and ‘Amounts not subject to enforceable netting arrangements’.
5Reverse repurchase agreements and other similar secured lending of £150,110m (2024: £146,507m) is split by fair value £132,488m (2024: £141,773m) and amortised cost £17,622m (2024: £4,734m). Repurchase agreements and other similar secured borrowing of £183,622m (2024: £195,021m) is split by fair value
£158,452m (2024: £155,606m) and amortised cost £25,170m (2024: £39,415m).
These offsetting and collateral arrangements and other credit risk mitigation strategies used by the Group are further explained in the Credit risk management section.